CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 45,310		$ 31,137
Investment securities
Available for sale	124,012		102,284
Held to maturity (fair value of $1,680 and $2,271 as of December 31, 2013 and 2012, respectively)	1,490		1,965
Loans receivable, net	614,168		526,720
Loans receivable, held for sale	349		706
FHLB stock-at cost	3,370		5,431
Accrued interest receivable	2,520		2,460
Premises and equipment, net	8,616		6,108
Goodwill	4,324		4,324
Core deposit intangible	503		0
Bank owned life insurance	18,586		19,109
Other assets	12,441		11,592
TOTAL ASSETS	835,689		711,836
Liabilities
Deposits	683,902		560,315
Advances from the FHLB	49,605		60,656
Advances from borrowers for taxes and insurance	3,228		2,880
Accrued interest payable	671		817
Other liabilities	3,408		4,223
Total liabilities	740,814		628,891
Stockholders' equity
Preferred stock, no par value; 2,000,000 shares authorized at December 31, 2013 and 2012, none issued	0		0
Common stock, $0.10 par value; 10,000,000 shares authorized, 5,290,000 shares issued, 3,149,239 and 2,838,493 shares outstanding at December 31, 2013 and 2012, respectively, net of shares in treasury: 2013-2,140,761; 2012-2,451,507.	529		529
Additional paid-in capital	56,197		54,328
Unearned ESOP shares	(846)		(970)
Treasury stock-at cost	(44,502)		(50,896)
Retained earnings	84,675		78,984
Accumulated other comprehensive (loss) income	(1,178)	[1],[2]	970	[1],[2]
Total stockholders' equity	94,875		82,945
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 835,689		$ 711,836

[1]	Amounts in parentheses indicate debits.
[2]	All amounts are net of tax. Related income tax expense or benefit is calculated using a Federal income tax rate of 34%.